Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Time Deposits [Line Items]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	$ 52,807	$ 118,800
Time Deposits, Fiscal Year Maturity [Abstract]
2021	35,464
2022	8,521
2023	4,936
2024	2,084
2025	490
Thereafter	1,312
Time certificates of deposit and other time deposits issued by domestic and foreign offices	52,807	118,800
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	326	542
Domestic [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	11,806	43,700
Time Deposits, $250,000 or more	6,800	34,600
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	6,491
After three months through six months	2,391
After six months through twelve months	1,402
After twelve months	1,522
Non-U.S. [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	2,200	4,000
Time Deposits, $250,000 or more	$ 2,200	$ 4,000